UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Broadmark Asset Management, LLC

Address:  650 Fifth Avenue
          3rd Floor
          New York, NY 10019

13F File Number: 28-06435

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Jerome Crown
Title:    Chief Financial Officer
Phone:    212-586-6566


Signature, Place and Date of Signing:

/s/ Jerome Crown                   New York, NY              May 13, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  14

Form 13F Information Table Value Total: $100,048
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No. Form 13F File Number Name

           28-
----          -------------------               ------------------------------

[Repeat as necessary.]

                                                         FORM 13F INFORMATION TABLE


COLUMN 1                        COLUMN  2         COLUMN 3     COLUMN 4      COLUMN 5           COLUMN 6  COLUMN 7   COLUMN 8

                                TITLE                          VALUE      SHRS OR   SH/ PUT/   INVESTMENT  OTHER  VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS          CUSIP       (X$1000)    PRN AMT   PRN CALL   DISCRETION  MGRS  SOLE  SHARED  NONE
--------------                  --------          -----       --------    -------   --- ----   ----------  ----  ----  ------  ----
AVIGEN INC                           COM          053690103       48        17188   SH         SOLE               17188
DYNAVAX TECHNOLOGIES CORP            COM          268158102       80        17188   SH         SOLE               17188
ISHARES TR                      DJ US ENERGY      464287796      359         4771   SH         SOLE                4771
MIDCAP SPDR TR                   UNIT SER 1       595635103    20563       170790   SH         SOLE              170790
MIKOHN GAMING CORP TR                COM          59862K108      158        12605   SH         SOLE               12605
NETFLIX COM INC                      COM          64110L106      164        15154   SH         SOLE               15154
OPENTV CORP                          CLA          G67543101       35        12479   SH         SOLE               12479
SELECT SECTOR SPDR TR           SBI MATERIALS     81369Y100      288         9545   SH         SOLE                9545
SONIC INNOVATIONS INC                COM          83545M109       84        15000   SH         SOLE               15000
SPARTAN STORES INC                   COM          846822104      115        10781   SH         SOLE               10781
SPDR TR                          UNIT SER 1       78462F103    77558       657496   SH         SOLE              657496
ISHARES TR                      S&P 500 INDEX     464287200      452          150   SH  CALL   SOLE                 150
WET SEAL INC                        CL A          961840105       47        13580   SH         SOLE               13580
WORLDWIDE RESTAURANT CONCEPT         COM          98160A107       97        19082   SH         SOLE               19082
                                                              100048





02915.0002 #570350